Schedule of Investments

The 3D Printing ETF

April 30, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.0%

Aerospace & Defense - 2.5%
Aerojet Rocketdyne Holdings, Inc.*	38,993	$2,199,595
Hexcel Corp.	2,724	196,346
Moog, Inc., Class A	22,244	2,004,407
Total Aerospace & Defense		4,400,348

Air Freight & Logistics - 1.2%
United Parcel Service, Inc., Class B	11,356	2,041,922

Automobile Components - 1.3%
Cie Generale des Etablissements Michelin SCA (France)	71,275	2,264,257

Chemicals - 0.8%
5N Plus, Inc. (Canada)*	77,431	174,310
Arkema SA (France)	1,907	188,321
DuPont de Nemours, Inc.	2,596	180,993
Eastman Chemical Co.	2,291	193,063
Evonik Industries AG (Germany)	8,824	192,130
Koninklijke DSM NV (Netherlands)	1,427	186,725
Toray Industries, Inc. (Japan)	32,379	182,446
Total Chemicals		1,297,988

Commercial Services & Supplies - 0.1%
PyroGenesis Canada, Inc. (Canada)*	251,513	185,639

Electrical Equipment - 1.8%
AMETEK, Inc.	20,585	2,839,289
SGL Carbon SE (Germany)*	19,931	183,164
Total Electrical Equipment		3,022,453

Electronic Equipment, Instruments & Components - 12.7%
FARO Technologies, Inc.*	270,260	6,310,571
Hexagon AB, Class B (Sweden)	251,072	2,860,811
Renishaw PLC (United Kingdom)	142,239	6,442,496
Trimble, Inc.*	135,971	6,404,234
Total Electronic Equipment, Instruments & Components		22,018,112

Health Care Equipment & Supplies - 5.2%
Align Technology, Inc.*	8,071	2,625,496
Straumann Holding AG (Switzerland)	42,749	6,391,905
Total Health Care Equipment & Supplies		9,017,401

Industrial Conglomerates - 2.7%
3M Co.	1,789	190,028
General Electric Co.	22,195	2,196,639
Siemens AG (Germany)	13,827	2,268,644
Total Industrial Conglomerates		4,655,311

Life Sciences Tools & Services - 4.1%
BICO Group AB, Class B (Sweden)*	1,192,714	7,120,195

Machinery - 21.8%
3D Systems Corp.*	723,444	6,626,747
Desktop Metal, Inc., Class A*	3,137,508	6,902,517
Lincoln Electric Holdings, Inc.	13,857	2,325,205
Markforged Holding Corp.*	6,277,130	6,119,574
OC Oerlikon Corp. AG (Switzerland)	389,210	2,167,575
Proto Labs, Inc.*	229,487	6,602,341
Sandvik AB (Sweden)	8,608	175,013
Velo3D, Inc.*	2,893,140	6,769,948
Total Machinery		37,688,920

Investments	Shares	Value

Metals & Mining - 3.0%
Arconic Corp.*	88,603	$2,192,924
ATI Inc.*	4,825	186,342
Carpenter Technology Corp.	3,954	208,534
Kaiser Aluminum Corp.	35,258	2,317,156
voestalpine AG (Austria)	5,503	190,281
Total Metals & Mining		5,095,237

Software - 26.5%
Altair Engineering, Inc., Class A*	90,707	6,263,318
ANSYS, Inc.*	19,747	6,198,978
Autodesk, Inc.*	33,249	6,476,573
Dassault Systemes SE (France)	156,279	6,314,738
Materialise NV (Belgium)*(a)	804,338	7,230,999
Microsoft Corp.	22,324	6,859,272
PTC, Inc.*	50,977	6,412,397
Total Software		45,756,275

Technology Hardware, Storage & Peripherals - 11.5%
Eastman Kodak Co.*	53,226	175,114
HP, Inc.	221,309	6,575,090
Nano Dimension Ltd. (Israel)*(a)	2,676,951	6,612,069
Stratasys Ltd.*	435,129	6,248,452
Xerox Holdings Corp.	12,218	191,456
Total Technology Hardware, Storage & Peripherals		19,802,181

Trading Companies & Distributors - 3.8%
Xometry, Inc., Class A*	476,640	6,620,530
Total Common Stocks
(Cost $261,315,510)		170,986,769
PREFERRED STOCK–0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA (Germany) (Cost $240,334)	2,258	182,328

MONEY MARKET FUND–0.9%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.70% (b)
(Cost $1,639,310)	1,639,310	1,639,310
Total Investments–100.0%
(Cost $263,195,154)		172,808,407
Liabilities in Excess of Other Assets–(0.0)%(c)		(85,803)
Net Assets–100.0%		$172,722,604

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2023.
(c)	Less than 0.05%

Schedule of Investments (continued)

The 3D Printing ETF

April 30, 2023 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2023, based upon the three levels defined above:

The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$170,986,769	$–	$–	$170,986,769
Preferred Stock‡	182,328	–	–	182,328
Money Market Fund	1,639,310	–	–	1,639,310
Total	$172,808,407	$–	$–	$172,808,407

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.